UNITED
               STATES SECURITIES AND
               EXCHANGE COMMISSION
                     Washington, D.C.

                     20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2000 Check here if Amendment [  X ];
Amendment Number:   6
     This Amendment  (Check only one.): [ X ] is a
restatement.
                                   [    ] adds new
holdings entries.
Institutional Investment Manager Filing this Report:
Name:     The Putnam Advisory Company, Inc.
Address:  One Post Office Square
          Boston, MA  02109


Form 13F File Number:    28 - 92

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:     Gregory L. Pickard
Title:    Assistant Vice President and Associate
Counsel
Phone:    (617) 760-7122

Signature, Place and Date of Signing:

 /s/ Gregory L. Pickard   _______________
Boston,
MA_________________        _11/6/2000
                  [Signature]     [City, State]
[Date]

Report Type    (Check only one.):

[    ]    13F HOLDINGS REPORT.  (Check here if all
holdings of
this reporting manager are reported in this report.)

[ X ]     13F NOTICE.   (Check here if no holdings
reported are
     in this report, and all holdings are reported by other reporting manager (s).)

[    ]    13F COMBINATION REPORT.  (Check here if a
portion of
     the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number         Name

     28 - 90                      Putnam Investment
Management,
     Inc.